Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 236,632,713.06
Total Fee Amount	32,678.98
Total Offset Amount	0.00
Net Fee	$ 32,678.98
Offering Table N/A
Offset Table N/A	N/A